Inventories (Tables)	12 Months Ended
Jan. 03, 2016
Inventory Disclosure [Abstract]
Inventories

Inventories (in millions)	Balance at year-end
	2015	2014
Raw materials and supplies	$141.6	$143.1
Work in process	149.4	153.5
Finished goods	45.8	43.3
	336.8	339.9
Progress payments	(12.3)	(11.6)
Reduction to LIFO cost basis	(15.3)	(16.5)
Total inventories, net	$309.2	$311.8